Debt instruments	12 Months Ended
Dec. 31, 2018
Debt Instruments
Debt Instruments

8.   Debt instruments

a)   Breakdown

The breakdown by classification, type and currency of the balances of Debt instruments is as follows:

	12/31/2017	12/31/2018

Classification:
Financial assets at fair value through profit or loss	—	110,222
Financial assets held for trading	147,747	—
Financial assets at fair value through other comprehensive income	—	154,483
Available-for-sale financial assets	164,947	—
Financial assets at amortized cost	—	52,419
Loans and receivables	10,758	—
	323,452	317,124
Type:
Mexican government debt securities	224,003	253,547
Of which:
Collateral delivered for OTC transactions (Note 31)	2,964	4,769
Foreign government debt securities	89,585	54,297
Of which:
Brazilian Government Notes	34,488	31,210
US Government Treasury Bills (T-BILLS)	55,097	23,087
Debt securities issued by financial institutions	3,975	5,998
Other debt securities	5,889	3,282
	323,452	317,124
Currency:
Peso	200,666	227,252
USD	61,080	27,749
Brazilian Real (BRL)	34,488	31,210
Other currencies	27,218	30,913
	323,452	317,124

The breakdown of the Debt instruments classified as at fair value through profit or loss (Held for trading up to December 31, 2017) is as follows:

	12/31/2017	12/31/2018

Federal Treasury Securities (CETES)	9,188	14,270
United Mexican States Bonds (UMS)	44	40
Federal Mexican Government Development Bonds (BONDES)	33,291	20,910
M and M10 Mexican Government Bonds	14,069	27,783
Mexican Bank Saving Protection Bonds (BPATS)	25,092	29,208
Federal Mexican Government Development Bonds in UDIS(1) (UDIBONDS)	6,930	10,524
T-BILLS	55,038	1,473
Other debt securities	4,095	6,014
	147,747	110,222

“UDIs” are Unidades de inversión, a peso-equivalent unit of account indexed for Mexican inflation. UDIs are units of account created by the Central Bank on April 4, 1995, the value of which in pesos is indexed to inflation on a daily basis, as measured by the change in the Mexican National Consumer Price Index (Índice Nacional de Precios al Consumidor or INPC). Under a UDI-based loan or financial instrument, the borrower’s nominal peso principal balance is converted either at origination or upon restructuring to a UDI principal balance and interest on the loan or financial instrument is calculated on the outstanding UDI balance of the loan or financial instrument. Principal and interest payments are made by the borrower in an amount of pesos equivalent to the amount due in UDIs at the stated value of UDIs on the day of payment. As of December 31, 2017 and 2018, one UDI was equal to 5.93455 pesos and 6.22663 pesos, respectively.

As of December 31, 2017 and 2018, 2,964 million pesos and 4,769 million pesos, respectively, of debt instruments, have been pledged in connection with OTC derivatives transactions, and are classified as restricted assets within Debt instruments - Financial assets at fair value through profit or loss (held for trading up to December 31, 2017) (see Note 31).

As of December 31, 2017 and 2018, 21,555 million pesos and 27,592 million pesos, respectively, of Debt instruments, have been pledged in connection with securities loans transactions and are classified as restricted assets within Debt instruments - Financial assets at fair value through profit or loss (held for trading up to December 31, 2017), of which 21,448 million pesos and 27,301 million pesos, respectively, in which the lender is the Central Bank.

As of December 31, 2017 and 2018, 89,147 million pesos and 74,548 million pesos, respectively, of Debt instruments, have been pledged in connection with repurchase agreement and are classified as restricted assets within Debt instruments - Financial assets at fair value through profit or loss (held for trading up to December 31, 2017).

The breakdown of the Debt instruments classified as Financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017) is as follows:

	12/31/2017	12/31/2018

CETES	—	17,146
UMS	29,832	34,688
M, M3 and M5 Mexican Government Bonds	76,174	29,919
BPATS	13,586	11,509
UDIBONDS	5,039	5,131
T-BILLS	59	21,614
Brazilian Government Notes	34,488	31,210
Other debt securities	5,769	3,266
	164,947	154,483

As of December 31, 2017 and 2018, 13,881 million pesos and 18,463 million pesos, respectively, of Mexican government securities (M Bonds, BPATS, UMS and other debt securities) have been pledged in connection with repurchase agreements transactions, and are classified as restricted assets within Debt instruments - Financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017).

The following is a breakdown of the gross carrying amount of the Financial assets at fair value through other comprehensive income as of December 31, 2018:

	Fair value
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	98,393	—	98,393	—	98,393
Foreign government debt instruments	52,824	—	52,824	—	52,824
Other fixed-income interest debt instruments	3,266	—	3,266	—	3,266

	154,483	—	154,483	—	154,483

During 2018, there were no transfers between stages related to the fair value (neither the corresponding allowance for impairment losses) of the financial assets at fair value through other comprehensive income, which are classified within Stage 1.

The breakdown by issuer rating of Debt instruments at December 31, 2017 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	55,097	55,097	17.03%
A	2,651	181,965	184,616	57.08%
BBB	3,685	29,876	33,561	10.38%
BB	3,528	46,650	50,178	15.51%

	9,864	313,588	323,452	100%

The breakdown by issuer rating of Debt instruments at December 31, 2018 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	23,087	23,087	7.28%
A	3,189	184,195	187,384	59.09%
BBB	847	34,728	35,575	11.22%
BB	5,013	34,624	39,637	12.50%
Below B	—	31,210	31,210	9.84%
Below BBB	231	—	231	0.07%
	9,280	307,844	317,124	100%

As of December 31, 2017 and 2018, BBB ratings balance include mainly sovereign exposures in Mexico. As of December 31, 2017 ratings balance BB includes both sovereign exposures in Brazil and Mexico and as of December 31, 2018 includes sovereign exposures in Mexico. The rating of PEMEX Bonds was downgraded from above BBB to below BBB during the first quarter of 2019.

The breakdown of the Debt instruments classified as Financial assets at amortized cost (Loans and receivables up to December 31, 2017) is as follows:

	12/31/2017	12/31/2018

Special CETES	2,975	3,208
BREMS R	7,783	7,785
M, M3 and M5 Mexican Government Bonds	—	41,426
	10,758	52,419

Type:
Unquoted	2,975	3,208
Quoted	7,783	49,211

As of December 31, 2017 and 2018, 7,350 million pesos and 6,622 million pesos, respectively, of BREMS R have been pledged in connection with repurchase agreements transactions and are classified as restricted assets within Debt instruments - Financial assets at amortized cost (Loans and receivables up to December 31, 2017).

As of December 31, 2018, 1,672 million pesos of Mexican Government Bonds have been pledged in connection with repurchase agreements transactions and are classified as restricted assets within Debt instruments - Financial assets at amortized cost.

As of December 31, 2018, 535 million pesos of Mexican Government Bonds have been pledged in connection with securities loans transactions and are classified as restricted assets within Debt instruments - Financial assets at amortized cost.

The following is a breakdown of the gross carrying amount of the Financial assets at amortized cost as of December 31, 2018:

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	52,419	—	52,419	—	52,419

During 2018, there were no transfers between stages related to the gross carrying amount of the Financial assets at amortized cost, which are classified within Stage 1.

b)   Changes

The changes in Financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017) - Debt instruments, were as follows:

	2016	2017	2018

Beginning balance	113,525	154,318	164,947
Reclassification from Available-for-sale to Amortized cost	—	—	(73,131)
Beginning balance as restated	113,525	154,318	91,816
Net additions/(disposals)	44,366	8,703	63,824
Valuation adjustments	(3,453)	1,935	(1,226)
Amounts reclassified to consolidated income statement	(120)	(9)	69
Balance at year-end	154,318	164,947	154,483

c)   Allowance for impairment losses

As of December 31, 2017 and during 2016 and 2017, the Bank has not recognized any impairment on Debt Instruments - Available-for-sale (see Note 27).

The following is a breakdown of the allowance for loan losses of Financial assets at fair value through other comprehensive income and at amortized cost as of December 31, 2018:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	20	—	—	20	—
Of which:
Mexican government debt instruments	19	—	—	19	—
Other fixed-income interest debt instruments	1	—	—	1	—

Financial assets at amortized cost	—	—	—	—	—

	20	—	—	20	—

The change in the allowance for impairment losses of Financial assets at fair value through other comprehensive income during 2018, amounts to 2 million pesos.

There were no allowance for impairment losses recognized during 2018, related to Financial assets at amortized cost.

d)   Other information

Note 44.a contains a breakdown of the remaining maturity periods of Financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017) - Debt Instruments. Additionally, Note 44.d includes the fair value amounts of these assets classified as Debt instruments - Financial assets at amortized cost (Loans and receivables up to December 31, 2017).